Balance Sheet (Parenthetical)	Jan. 12, 2021 $ / shares shares
Preferred stock par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A [Member]
Temporary equity, shares subject to possible redemption, par value | $ / shares	$ 0.0001
Temporary equity, shares subject to possible redemption	60,375,000
Temporary equity, redemption price per share | $ / shares	$ 10.00
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	200,000,000
Common Class B [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	15,093,750
Common stock, shares outstanding	15,093,750